UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York           February 12, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $1,077,972
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number           Name

1            028-13041                      H Partners, LP
2            028-14314                      H Offshore Fund, Ltd.
3            028-14309                      H Partners Phoenix SPV Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                     H PARTNERS MANAGEMENT, LLC
                                                         December 31, 2012
COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COL 6   COLUMN 7             COLUMN 8

                                                     VALUE       SHS OR    SH/ PUT/  INVSMT    OTHR            VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT   PRN CALL  DSCRTN    MGRS        SOLE       SHARED   NONE
BOYD GAMING CORP          COM             103304101     25,564   3,850,000 SH        DEFINED   1, 2      3,850,000      0        0
GRACE W R & CO DEL NEW    COM             38388F108     84,038   1,250,000 SH        DEFINED   1, 2      1,250,000      0        0
REMY INTL INC             COM             759663107     46,593   2,912,070 SH        DEFINED   1, 2      2,912,070      0        0
SEALY CORP                COM             812139301     37,500  17,280,935 SH        DEFINED   1, 2     17,280,935      0        0
SEALY CORP                SR SECD 3RD 8%  812139400      7,375     100,000 SH         SOLE     NONE        100,000      0        0
SIX FLAGS ENTMT CORP NEW  COM             83001A102    781,689  12,772,698 SH        DEFINED  1, 2, 3   12,772,698      0        0
TEMPUR PEDIC INTL INC     COM             88023U101     95,213   3,023,600 SH        DEFINED   1, 2      3,023,600      0        0


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